Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trading revenues
Trading revenues	SFr 1,773	SFr 456	SFr 1,300
Interest rate products
Trading revenues
Trading revenues	67	759	3,218
Foreign exchange products
Trading revenues
Trading revenues	656	372	1,991
Equity/index-related products
Trading revenues
Trading revenues	1,146	(481)	(2,895)
Credit products
Trading revenues
Trading revenues	(513)	(97)	(1,096)
Commodity, emission and energy products
Trading revenues
Trading revenues	144	102	86
Other trading securities
Trading revenues
Trading revenues	SFr 273	SFr (199)	SFr (4)